Personnel expenses	12 Months Ended
Dec. 31, 2017
Personnel expenses [Abstract]
Personnel expenses

41. Personnel expenses

a) Breakdown

The breakdown of “Personnel expenses” is as follows:

Thousand of reais	2017	2016	2015

Wages and salaries	5,713,702	5,377,284	4,655,400
Social security costs	1,381,229	1,273,486	1,316,282
Benefits	1,309,314	1,277,781	1,183,902
Defined benefit pension plans (note 24)	20,081	24,480	31,332
Contributions to defined contribution pension plans	87,099	86,576	78,785
Share-based compensation	87,293	86,963	175,976
Training	58,338	62,518	92,883
Other personnel expenses	280,222	188,177	264,232
Total	8,937,278	8,377,265	7,798,792

b) Share-Based Compensation

Banco Santander has long-terms compensation plans linked to the market price of the shares. The members of the Executive Board of Banco Santander are eligible for these plans, as well as other members selected by the Board of Directors and informed to the Human Resources, whose selection will take into account seniority of the group. For the Board of Directors members in order to be eligible, it is necessary to exercise Executive Board functions. These amounts are recorded under Other liabilities (note 26) and personnel expenses (Note 41).

b.1) Local Program

The long-term incentive plans SOP 2014, PSP 2013 and SOP 2013 were closed in the year 2016. In 2017, the only stock purchase plan of the Bank that remains open for the year is the Deposit Certificate Purchase Option Plan of Units (SOP 2013), as approved at the EGM of April 29, 2013. In 2017, a new plan for the Private area called the Private Ultra High Long Term Incentive Plan was set up.

(i) Share purchase plans

Long-Term Incentive Plan - SOP 2013: It is a call option plan with 3 years of duration. The period for the exercise comprises between June 30, 2016 to June 30, 2018. The number of Units to be exercised by the participants were determined according to the result of measurement of a performance parameter of the Bank: Total Shareholder Return (TSR) and adjusted by the indicator Return on Assets by Risk (RoRWA), comparison between realized and budgeted in each year. The final result of the plan was 89.61%.

b.1.1) Fair Value and Plans Performance Parameters

For accounting of the Local Program plans, an independent consultant promoted simulations based on Monte Carlo methodology, as presented the performance parameters used to calculate the shares to be granted. Such parameters are associated with their respective probabilities of occurrence, which are updated at the close of each exercise.

SOP 2013 (1)
Total Shareholder Return (TSR) rank	% of Exercisable Shares
1st	100%
2nd	75%
3th	50%

(1) The percentage of shares determined at the position of TSR is subject to a penalty according to the implementation of the RoRWA.

For fair value measurement the following premises was used:

SOP 2013
Method of Assessment	Black&Scholes
Volatility	40.00%
Rate of Dividends	3.00%
Vesting Period	3 years
Average Exercise Time	5 years
Risk-Free Rate	11.80%
Probability of Occurrence	60.27%
Fair Value of the Option Shares	R$5,96

The average value of shares SANB11(Shares of the Bank in B3 S.A.) (Current Company Name of BM&FBovespa) in the exercise ended on December 31, 2017 is R$28.47 (2016 - R$19.94 and 2015 - R$14.96 ).

On 2017, no pro rata expenses were recorded (2016 - R$15,789), related to the Stock Option Certificate (SOP). In the same period 2017, there were no expenses related to the Long Term Incentive Plan - Investment in Certificate of Deposit of Shares - Units (2016 - R$9,798).

					Date of
					Commencement	Expiration
	Number of	Exercise			of Exercise	Date of Exercise
	Units	Price in Reais	Year Granted	Employees	Period	Period
Final Balance on December 31, 2015	12,663,604
Cancelled options (SOP - 2013)	(1,346,779)	17.92	2013	Executives	06/30/16	06/30/18
Exercised options (SOP - 2013)	(6,377,786)	17.92	2013	Executives	06/30/16	06/30/18
Granted options (SOP - 2013)	220,606	14.31	2013	Executives	06/30/16	06/30/18
Cancelled options (PSP - 2013)	(298,446)	12.72	2013	Executives	08/13/13	06/30/16
Granted options (PSP - 2013)	(2,147,515)	-	2013	Executives	08/13/13	06/30/16
Cancelled options (SOP - 2014)	(34,196)	12.84	2011	Executives	06/30/14	06/30/16
Exercised options (SOP - 2014)	(693,230)	-	2011	Executives	06/30/14	06/30/16
Final Balance on December 31, 2016	1,986,258
Exercised options (SOP - 2013)	(869,247)	12.84	2013	Executives	06/30/16	06/30/18
Final Balance on December 31, 2017	1,117,011

(ii) Local Long-Term Incentive Plan - Cash

Long-Term Incentive Plan - Private Ultra High: aims to align the interests of Banco Santander and the Participant with views, on the one hand, to the growth and profitability of the Private business and, on the other hand, recognition of the Participant's contribution . The Plan has as its objective the payment by the Bank to the Participants as Variable Remuneration.

Each participant has a target in Reais, if the indicators are reached, the target will be applied on the reference value, the first, paid in March 2020 and the second in March 2021.

Indicators - Phase 1 (Reference Value)

• BAI of 2017.

Indicators - Phase 2 (Calculation of Cash Incentive)

• BAI - 50% (Benefit Indicator before Private Ultra High Segment Taxes);

• MOL - 25% (Private Ultra High Segment Net Margin Indicator); and

• AUM - 25% (Assets Under Management Indicator of Private Ultra High Segment).

In 2017, expenses in the amount of R$2,935, related to the long-term incentive plan - Private Ultra High were registered.

b.2) Global Program

Long-Term Incentive Policy

In 2014, a share delivery plan called Long Term Incentive Global CRDIV - Grant 2014 was released.  This plan is subject to achievement of performance indicator Total Shareholder Return (TSR) of the Santander Group, comparing the evolution of the Group in this indicator for the main global competitors and the settlement will be in the World Group Santander shares.

In 2016, a stock delivery plan called Plan 2nd Global Long -Term Incentive CRDIV - Grant 2015 was launched.

Global Plan Fair Value

1st Long-Term Incentive Global Plan  Grant 2014 - ILP CRDIV

It is assumed that the grantee will not leave the Bank's employment during the term of each plan. The fair value of the 50% linked to the Bank's relative TSR position was calculated, on the grant date, on the basis of the report provided by external valuators whose assessment was carried out using a Monte Carlo valuation model, performing 10 thousand simulations to determine the TSR of each of the companies in the Benchmark Group, taking into account the variables set forth below. The results (each of which represents the delivery of a number of shares) are classified in decreasing order by calculating the weighted average and discounting the amount at the risk-free interest rate.

In view of the high correlation between RTA and LPA, it can be considered (in a high percentage of cases) feasible to extrapolate that the RTA value is also valid for LPA. Therefore, it was initially determined that the fair value of the portion of the plans linked to the Bank's relative LPA position, of the remaining 50% of the options granted, was the same as that of the 50% corresponding to the TSR. This valuation is reviewed and adjusted on a yearly basis, since its refers to a non-market condition.

Long Term Incentive Global CRDIV - Grant 2014
	2 years	3 years	4 years
Future income Dividend	11.1%	0.0%	9,50%
Expected Volatility	32.7%	0.0%	36,90%
Volatility comparator	12% - 52%	0.0%	16% - 52%
Risk-free interest rate	1.7%	0.0%	2,50%
Correlation	0.55	0.55	0.55

The indicator that will be used to measure the achievement of targets will be the comparison of the Total Shareholder Return (TSR) of the Santander Group with the RTA of fifteen leading the Group's global competitors.

The indicator is calculated in two stages: initially for program verification in 2014 and a second time in the annual payment of each installment (2015, 2016 and 2017).

Each executive has a target in reais that was converted  to shares of Santander Group, by the price of R$19.2893. These shares will be delivered in the years 2016, 2017 and 2018, with sale restriction of one year after each delivery.

2nd Long -Term Incentive Global Plan CRDIV - Grant 2015.

The agreed ILP values for each participant will be obtained from the verification of the achievement of indicators in two moments: the first time to determine the eligibility (2015-2016) and a second time to calculate the number of actions due (2016, 2017 and 2018).

Indicators - First time

• RTA versus Competitors; and

• ROTE Bank versus Budget.

Indicators - Second time

• RTA versus Competitors;

• ROTE Bank versus Budget;

• Employee satisfaction;

• Customer satisfaction; and

• Corporate main bank costumer indicator versus Budget.

Each executive has a target in reais that was converted to shares of Santander Bank Spain by the price of R$17.473. These shares will be delivered in 2019, with sale restriction of one (1) year after the delivery.

	Number of Shares	Granted Year	Employees	Data of Commencement of the Period	Data of Expiry of Period

1st Long Term Incentive Global CRDIV - Grant 2014	1,613,057	2014	Executives	jan - 2014	dec - 2017
2nd Long -Term Incentive Global Plan CRDIV - Grant 2015	1,775,049	2016	Executives	jan - 2015	dec - 2017
Balance Plans on December 31, 2017	3,388,106

In 2017, were recognized daily pro-rata expenses amounted to R$4,797 (2016 - no expenses registered), related to costs to the respective dates of the above cycles, for total plans of the Global Program.

Plans do not result in dilution of the share capital of the Bank, because they are paid in shares of Banco Santander Spain.

b.3) Variable Remuneration based in shares

Banco Santander Spain's General Shareholders Meeting, held on June 11, 2010, approved the new policy relating to executive compensation through the payment referenced in variable compensation shares to the Group companies, including Banco Santander. This new policy, with adjustments applicable to Banco Santander, was approved by the Compensation Committee and the Board of Directors on February 2, 2011.

The plan's objectives are: (i) to align the compensation program with the principles of the “Financial Stability Board” (FSB) agreed upon at the G20; (ii) to align Banco Santander's interests with those of the plan's participants (to achieve the sustainable and recurring growth and profitability of Banco Santander's businesses and to recognize the participants' contributions); (iii) to allow the retention of participants; and (iv) to improve Banco Santander's performance  and defend the interests of stockholders' via a long-term commitment.

The purpose of the plan is the cash or shares payment of part of the variable compensation owed by Banco Santander to the plan's participants pursuant to the Bank's compensation policy, based on the future performance of the bank's shares.

The referenced variable compensation in shares is within the limits of the overall management compensation approved by Banco Santander's Annual Stockholders' Meeting.

The total number of shares in which the compensation plan is based will be settled in three installments and equally allocated to each of the three fiscal years following the reference year.

On March 18, 2015, the Board of Directors approved the proposed new incentive plan (deferred) for payment of the variable compensation of directors and certain employees, which was approved in EGM (Extraordinary General Meeting) of April 30, 2015.

On September 29, 2015, the Board of Directors approved the proposed new incentive plan (deferred) for payment of the variable compensation of directors and certain employees, which was approved in EGM (Extraordinary General Meeting) of December 14, 2015.

On March 18, 2015, the Board of Directors approved the proposed new incentive plan (deferred) for payment of the variable remuneration of directors and certain employees, which was approved in AGE (Extraordinary General Meeting) of April 30, 2015.

On October 25, 2016, the Board of Directors approved the proposed new incentive plan (deferred) for payment of the variable compensation of directors and certain employees, which was approved in EGM (Extraordinary General Meeting) of December 21, 2016.

In the fourth quarter of 2017, the Board of Directors approved the proposal for a new Incentive Plan (deferral) to pay the variable remuneration of administrators and certain employees.

This proposal includes certain requirements for deferred payment of part of the future variable compensation due to its managers and other employees, given the financial basis for sustainable long-term adjustments in future payments due to the risks assumed and fluctuations in cost of capital.

The Banco Santander´s variable compensation plan has been assessed and became divided into two programs: (i) Collective Identified and (ii) Collective unidentified.

a) Collective Identified - Participants of the Executive Committee, Statutory Directors and other executives who take significant risks in the Bank and are responsible for the control areas. The deferral will be half in cash, indexed by 100% of CDI and half in shares (SANB11). On the exercise ended on December 31, 2017, was recorded loss amounted to R$81,838 (2016 - R$52,500 and 2015 - R$89,961), regarding the provision of the deferral plan in shares.

b) Collective Unidentified - managerial employees and other employees of the organization that will be benefited from the deferral plan. The deferred amount will be paid 100% cash, indexed by 100% of CDI. On the year ended on December 31, 2017, there were expense of R$124,926 (2016 - R$79,794 and 2015 - R$59,797).